Accounting policies - Summary of Intangible Asset Useful Economic Life (Details)	12 Months Ended
Dec. 31, 2024
Brands
Disclosure of detailed information about intangible assets [line items]
Useful economic life	20 years
Exclusive license rights
Disclosure of detailed information about intangible assets [line items]
Useful economic life	3 years
Bottom of range | Customer databases
Disclosure of detailed information about intangible assets [line items]
Useful economic life	2 years
Bottom of range | Marketing and data analytics know-how
Disclosure of detailed information about intangible assets [line items]
Useful economic life	4 years
Bottom of range | Licenses
Disclosure of detailed information about intangible assets [line items]
Useful economic life	1 year
Bottom of range | Acquired technology
Disclosure of detailed information about intangible assets [line items]
Useful economic life	2 years
Bottom of range | Internally-generated software development costs
Disclosure of detailed information about intangible assets [line items]
Useful economic life	2 years
Top of range | Customer databases
Disclosure of detailed information about intangible assets [line items]
Useful economic life	5 years
Top of range | Marketing and data analytics know-how
Disclosure of detailed information about intangible assets [line items]
Useful economic life	5 years
Top of range | Licenses
Disclosure of detailed information about intangible assets [line items]
Useful economic life	10 years
Top of range | Acquired technology
Disclosure of detailed information about intangible assets [line items]
Useful economic life	10 years
Top of range | Internally-generated software development costs
Disclosure of detailed information about intangible assets [line items]
Useful economic life	10 years